Vanguard U.S. Growth Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.89%	15.54%	14.62%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.48%	14.31%	13.26%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.83%	12.35%	11.85%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.03%	15.65%	14.75%